Expense Example - Class K shares - iShares Russell 1000 Large-Cap Index Fund - Class K Shares	Apr. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103